Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rentals Under Leases

As of December 31, 2016, future minimum rentals under these leases are as follows:

Years Ending December 31,	Minimum Annual Lease Payments
2018	$416
2019	1,510
2020	1,819
2021	1,875
2022	1,833
Thereafter	3,137

$10,590